BUSINESS COMBINATION	12 Months Ended
Dec. 31, 2011
BUSINESS COMBINATION
BUSINESS COMBINATION

NOTE B — BUSINESS COMBINATION

On November 29, 2011, the Company acquired all of the assets and liabilities of Bank of Westminster, Westminster, South Carolina, through a merger of Bank of Westminster into Community First Bank for cash consideration of $598,632 paid to the shareholders of Bank of Westminster.  This acquisition was undertaken primarily to increase the Company’s market share in the Westminster, SC market area and to acquire more suitable operating facilities.  The following table provides information about the assets and liabilities acquired.

Consideration
Cash	$598,632

Recognized amounts of identifiable assets acquired and (liabilities assumed)
Cash	$2,949,728

Securities available-for-sale	8,942,332
Loans	12,558,750
Premises and equipment	1,085,496
Core deposit intangible	278,000
Net deferred tax assets	694,515
Other identifiable assets	406,724
Deposits	(25,359,775)
Other identifiable liabilities	(109,509)
Total identifiable net assets acquired or net (liabilities) assumed	1,446,261
Bargain purchase income recognized	(847,629)
Consideration paid	$598,632

Bargain purchase income of $847,629 represents the accounting residual remaining after comparing the consideration paid with the fair value of the net assets estimated by independent valuation firms as of the purchase date.  Net deferred tax assets of $694,515 included in net assets acquired reflect the tax-effected differences between the income tax bases of the net assets acquired and their estimated fair values.  As discussed in Note L to the Consolidated Financial Statements, a valuation allowance of $2,746,962 was recorded against the Company’s deferred income tax assets through a charge to income tax expense during 2011.  Therefore, $694,515, or 81.9%, of the bargain purchase income was effectively offset by the charge to income tax expense.

The following table presents information about the revenues and earnings of the acquired entity since its acquisition.

	Revenue	Earnings
Actual from November 30, 2011 through December 31, 2011	$81,776	$14,273

The following table provides pro forma effects on revenues and earnings of the combined companies as if the acquisition had been completed on January 1, 2011 and January 1, 2010.

	Revenue	Earnings
Supplemental pro forma amounts
January 1, 2011 through December 31, 2011	$22,157,859	$(3,247,795)
January 1, 2010 through December 31, 2010	$24,485,088	$952,926

Supplemental pro forma earnings for 2011 were adjusted to exclude $174,245 of acquisition-related costs incurred in 2011.  Supplemental pro forma earnings for 2010 were adjusted to include those charges.